SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Rates
%

Computers and related equipment	25 - 33
Office furniture and equipment	7 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Fair Value Assumptions
Year ended December 31,
2013
Expected volatility	45%
Expected dividends	0
Expected term (in years)	2
Risk free rate	0.31%